NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
NOTES PAYABLE
NOTES PAYABLE

6. NOTES PAYABLE

		March 31,	December 31,
		2024	2023
(2)	Note bearing interest at 18% due October 1, 2026	25,325	27,540
(3)	Secured Promissory Note bearing interest at 17.5% due February 28, 2026	1,753,761	1,988,793
(4)	Promissory Note bearing interest at 12%, due October 31, 2023	-	38,609
(5)	Convertible Note bearing interest at 12% due May 13, 2024	369,560	388,380
(6)	Convertible Note bearing interest at 12%, due October 31, 2024	564,513	569,391
(6)	Convertible Note bearing interest at 12%, due December 18, 2024	572,407	574,961
(7)	Convertible Note bearing interest at 12%, due December 19, 2024	79,813	80,722
(8)	Convertible Note bearing interest at 12%, due December 19, 2024	79,813	80,509
(5)	Convertible Note bearing interest at 12%, due December 28, 2024	125,092	114,781
(1)	Convertible Note bearing interest at 12%, due June 1, 2024	527,603	473,743
(9)	Promissory Note bearing interest at 15%, due December 26, 2024	2,074,795	2,000,000
(21)	Promissory Note bearing interest at 12%, due May 3, 2024	127,425	-
(11)	Convertible Note bearing interest at 12%, due February 1, 2025	57,629	-
(12)	Convertible Note bearing interest at 12%, due February 1, 2025	5,763	-
(13)	Convertible Note bearing interest at 16%, due February 26, 2025	404,225	-
(13)	Convertible Note bearing interest at 16%, due February 26, 2025	1,280,047	-
	Total notes payable	8,047,771	6,337,429
	Less: Unamortized debt discounts	(104,167)	-
	Less: unamortized financing costs	(359,569)	(196,837)
	Total notes payable, net of financing costs	7,584,035	6,140,592
	Less current maturities	(6,388,603)	(4,720,455)
	Total Long-Term Debt	$1,195,432	$1,420,137

1.

On February 9, 2024, the Company issued a convertible note entered into a securities purchase agreement with an investor with an effective date of December 29, 2023, pursuant to which the Company in principal amount of $473,743 in exchange for the conversion of a payable in the amount of $473,743. The maturity of the convertible note is June 1, 2024 and carries an interest rate of 12% per annum and is convertible into Company common stock at a conversion rate equal to 100% of the closing price of the Company’s common stock on December 29, 2023, provided such conversion right is subject to approval of the transaction by the Company’s shareholders.

2.

In November 2021, the Company signed a $40,071 equipment finance agreement with a maturity date 60 months after issuance from a third-party financing company. Payments of principal and interest of $791 are due monthly.

3.

On February 28, 2022, the Company signed a $2,000,000 secured promissory note with a maturity date 48 months after issuance and received in exchange $1,970,000 net of fees. An Interest charge of 17.5% per annum shall accrue, with interest only payments being made for the first six months after which both interest and principal will be due. The Company has right of prepayment subject to certain minimum interest payments being made. The Prepayment Fee shall be (i) equal to 6 months’ interest that would have accrued with regard to the prepaid principal, if prepaid prior to the 2nd anniversary of the date of the Initial Advance or Subsequent Advance, as applicable, and (ii) equal to 3 months’ interest that would have accrued with regard to the prepaid principal, if prepaid on or after the 2nd anniversary and prior to the 3rd anniversary of the date of the Initial Advance or Subsequent Advance, as applicable. Additionally, the Company has the following covenant requirements; maintaining a minimum cash balance of $150,000 in its combined bank accounts as well as entering into a Deposit Account Control Agreement; monthly financial reporting requirements and certifications; obtaining other indebtedness without consent; merge, consolidate or transfer assets; pledge assets as collateral; or guarantee without consent of the Lender. On February 12, 2024, the Company entered into a Forbearance Agreement with an effective date of December 31, 2024 whereby the Company agreed to make $300,000 payment to cure certain defaults under the original Loan Agreement. In addition, the Company agreed to increase the default rate of interest in the Loan Agreement, report certain financial and cash metrics on a weekly basis, budgetary updates as well as pay down of balance of 10% of all financing raised over $500,000, in exchange for interest only payments until July 2024 and waiver of all covenants

4.

In September 2023 the Company entered into a sixty-day Promissory Note (“Note”) in the amount of $1,200,000 related to its purchase of the assets of Preferred Dental Development LLC. The Note carries an interest of 12% per annum and is subordinated to the Company’s senior lenders. The principal balance of the note was fully repaid in December 31, 2023 with only the interest portion of $38,609 outstanding as of December 31, 2023. The note was fully repaid in January 2024.  The promissory note was subordinated to the Company’s senior lenders.

5.

In October 2023, the Company entered into a promissory note for $350,000. The maturity of the Promissory Note is May 13, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate of $1.85 per share. In conjunction with the Promissory Note, the Company also issued a five-year warrant to purchase 24,500 shares of Company common stock with an exercise price of $2.04. The value of the warrants of 13,498 as determined by a Black-Scholes calculation is separated from the value of the note and expensed equally over the term of the note as a financing fee.

On December 28, 2023, the Company entered into a securities purchase agreement with the existing investor, pursuant to which the Company issued the investor a convertible note in principal amount of $100,000. The maturity of the convertible note is December 28, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.31 or $1.57 for the share price of conversion. In December 2023, the Company entered into an amendment with holder of an Amendment to Convertible Promissory Notes issued in October 2023 whereby the holder of the Note agreed that the Note would not be convertible into shares of Company Common Stock unless and until the Company’s shareholders approve such conversion per NASDAQ Listing Rule 5635(d). The Company and the Note holder also entered into amendments to the warrants to purchase common stock issued in connection with the issuance of the Note, pursuant to which the holder of the Warrants agreed that the Warrants would not become exercisable unless and until the Company’s shareholders approve the exercise of the Warrants pursuant to NASDAQ Listing Rule 5635(d). The promissory notes are subordinated to the Company’s senior lender.

6.

In October 2023, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a Convertible Promissory Note in principal amount of $500,000. The maturity of the Convertible Promissory Note is October 31, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.58 or $1.90.

In December 2023, the Company entered into a securities purchase agreement with the existing investor, pursuant to which the Company issued the investor a convertible note in principal amount of $500,000. The maturity of the convertible note is December 18, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $2.31 or $2.77 for the share price of conversion. The promissory notes are subordinated to the Company’s senior lender.

7.

In December 2023, the Company entered into a securities purchase agreement pursuant to which the Company issued a convertible note in principal amount of $70,000. The maturity of the convertible note is December 19, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.69 or $2.03 for the share price of conversion. The promissory notes are subordinated to the Company’s senior lender.

8.

In December 2023, the Company entered into a securities purchase agreement pursuant to which the Company issued a convertible note in principal amount of $70,000. The maturity of the convertible note is December 19, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.69 or $2.03 for the share price of conversion. The promissory notes are subordinated to the Company’s senior lender.

9.

In December 2023, the Company issued a subordinated note to a service provider in principal amount of $2,000,000 in exchange for conversion of an account payable in the amount of $2,000,000. The maturity of the subordinated note is December 26, 2024 and carries an interest rate of 15% per annum and is to be paid in interest only installments for three months followed with a ballon payment in month four and then a combination of principal and interest payments for the remaining term. The note is secured by the assets of the Company and is junior to the security interest of the Company’s senior lender. As part of the note payable the Company agreed to purchase investor relation consulting services totaling $200,000 payable in quarterly installments beginning in January 2024.

10.

On January 1, 2024 the Company entered into a promissory note with Teamworx for $125,000 due January 31, 2024 with no interest. On February 1, 2024, the note was extended to February 29, 2024 with 12% with principal and interest due at maturity. On March 1, 204 the note was extended again to April 30, 2024 with principal and interest due at maturity. This note was further extended to May 6, 2024 under the same terms.

11.

On February 1, 2024, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a convertible note in principal amount of $50,000 in exchange for $50,000. The maturity of the convertible note is February 1, 2025 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance. The convertible note is being sold and issued without registration under the Securities Act of 1933, as amended (the “Securities Act”), in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act as sales to an accredited investor, and in reliance on similar exemptions under applicable state laws.

12.

On February 1, 2024, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a convertible note in principal amount of $5,000 in exchange for $5,000. The maturity of the convertible note is February 1, 2025 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance. The convertible note is being sold and issued without registration under the Securities Act of 1933, as amended (the “Securities Act”), in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act as sales to an accredited investor, and in reliance on similar exemptions under applicable state laws.

13.

On February 26, 2024, The Company executed a securities purchase agreement (the “Purchase Agreement”) with certain institutional investors (the “Investors”). Pursuant to the terms and conditions of the Purchase Agreement, the Investors agreed to purchase from the Company unsecured convertible notes in the aggregate principal amount of up to $2,375,000. The Purchase Agreement contemplates funding of the investment across two tranches. At the first closing (the “Initial Closing”) an aggregate principal amount of $1,375,000 will be issued upon the satisfaction of certain customary closing conditions in exchange for aggregate gross proceeds of $1,250,000, representing an original issue discount of 10%. On such date (the “Initial Closing Date”), the Company will also issue the Investors 85,174 shares of Company common stock (the “Commitment Shares”). Subject to satisfying the conditions discussed below, the Company has the right under the Purchase Agreement, but not the obligation, to require that the Investors purchase additional Notes at one additional closing. Upon notice, the Company may require that the Investors purchase an additional aggregate principal amount of $1,100,000 of Notes, in exchange for aggregate gross proceeds of $1,000,000, if, among other items, (i) the Registration Statement (as described below) is effective; and (ii) the Shareholder Approval (as described below) has been obtained. The Notes will mature 12 months from their respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the six-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Notes will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will not accrue additional interest during the term; provided that the interest rate of the Notes will automatically increase to 16% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default. Each holder of Notes may convert all, or any part, of the outstanding Notes, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $1.848 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions. With limited exceptions, if the Company at any time while a Note is outstanding, issues any common stock or securities entitling any person or entity to acquire shares of common stock (upon conversion, exercise or otherwise), at an effective price per share less than the Conversion Price then the Conversion Price shall be reduced to the same price as the new investment.  A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion. If the Company fails to make any Amortization Payments when due, then each holder may alternatively elect to convert all or any portion of such holder’s Notes at a conversion price equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion. The Company received a waiver for untimely filing of its regulatory reporting requirements from the lender.

8. DEBT

		December 31,	December 31,
		2023	2022
(1)	Convertible Note bearing interest at 12% due May, 2023	$-	$578,802
(2)	Note bearing interest at 15% due September 1, 2023	-	1,012,500
(2)	Note bearing interest at 15% due September 1, 2023	-	506,250
(3)	Note bearing interest at 18% due October 1, 2026	27,540	32,752
(4)	Secured Promissory Note bearing interest at 17.5% due February 28, 2026	1,988,793	1,960,965
(5)	Promissory Note bearing interest at 14%, due January 15, 2023	-	50,892
(6)	Promissory Note bearing interest at 14%, due September 1, 2023	-	329,227
(7)	Promissory Note bearing interest at 15%, due January 25, 2023	-	509,145
(8)	Promissory Note bearing interest at 15%, due September 1, 2023	-	255,490
(8)	Promissory Note bearing interest at 15%, due September 1, 2023	-	255,547
(9)	Convertible Note bearing interest at 15% due March 2024	-	-
(10)	Convertible Note bearing interest at 15% due June 14, 2024
(11)	Convertible Note bearing interest at 15% due June 14, 2024
(12)	Convertible Note bearing interest at 15% due July 24, 2024	-	-
(13)	Promissory Note bearing interest at 12%, due October 31, 2023	38,609	-
(14)	Convertible Note bearing interest at 12% due May 13, 2024	388,380
(15)	Convertible Note bearing interest at 12%, due October 31, 2024	569,391	-
(15)	Convertible Note bearing interest at 12%, due December 18, 2024	574,961
(16)	Convertible Note bearing interest at 12%, due December 19, 2024	80,722
(17)	Convertible Note bearing interest at 12%, due December 19, 2024	80,509
(14)	Convertible Note bearing interest at 12%, due December 28, 2024	114,781
(2)	Convertible Note bearing interest at 12%, due June 1, 2024	473,743
(18)	Promissory Note bearing interest at 15%, due December 26, 2024	2,000,000
	Total notes payable	6,337,429	5,491,570
	Less: Unamortized debt discounts	-	-
	Less: unamortized financing costs	(196,837)	(7,444)
	Total notes payable, net of financing costs	6,140,592	5,484,126
	Less current maturities	(4,720,455)	(4,034,865)
	Total Long-Term Debt	$1,420,137	$1,449,261
1.

In April 2021, the Company signed a $500,000 convertible promissory note with a maturity date twelve months after issuance and received in exchange $500,000. An interest charge of 12% per annum shall accrue and be paid on the maturity date. The note is convertible into the Company’s Common Stock at a fixed conversion price of $0.10 per common share based on Old iCore common share value. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. The Company also issued to the Holder 788,000 restricted shares of the Company’s Common Stock and a warrant to purchase 87,132 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.60 per share for the first 43,566 Warrant Shares and $0.75 for the next 43,566 Warrant Shares. In August 2021 the down round provision in the Warrant Agreement was triggered resulting in an additional 108,915 warrants being issued and the strike price repriced to $0.30 for all 196,047 warrants. In December 2022, the down round provision in the Warrant Agreement was triggered again resulting in an additional 49,012 warrants to be issued and the strike price repriced to $0.24 for all 245,059 warrants. At Maturity this note was renegotiated and term extended to June 2023 for an additional principal consideration of $55,400 under the same interest rate and conditions as the matured note. This note and accrued interest was converted in January 2023 for 202,343 shares of Common Stock. In May 2023 the Company and the warrant holder renegotiated the outstanding warrants back to their original intended values at issuance date of 43,566 exercisable at $0.60 and 43,566 exercisable at $0.75. As part of the Merger, the warrants were converted on a cashless basis into 28,621 shares of Common Stock.

2.

In August 2021, the Company signed a $1,000,000 and $500,000 promissory note with a maturity date 24 months after issuance. An interest charge of 15% per annum shall accrue and be paid monthly. The Company also issued to the Holder 33,513 restricted shares of the Company’s Common Stock and 50,269 cash Warrant Shares with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.75 per share. In December 2021 the down round provision in the Warrant Agreement was triggered resulting in an additional 75,403 warrants being issued and the strike price repriced to $0.30 for all 125,672 warrants. In December 2022 the down round provision in the Warrant Agreement was triggered again resulting in an additional 31,418 warrants being issued and the strike price repriced to $0.30 for all 157,090 warrants. In May the Company and the warrant holder renegotiated the outstanding warrants back to their original intended values at issuance date of 50,269 exercisable at $0.75. The promissory note is subordinated to the Company’s senior lenders. As part of the Merger these notes totalling $1,500,000 along with outstanding interest of $nil was converted on August 25, 2023 into 173,339 common shares and the warrants were converted on a cashless basis into 28,621 shares of Common Stock.

In August 2023, the Company agreed to a Satisfaction Agreement in conjunction with the conversion of debt in the amount of $1,500,000 to be done at the time of Merger. The Satisfaction Agreement provides that the Company would provide the equity holder cash proceeds on the difference between the proceeds from the sale of stock and the face value of debt up to $1,500,000 subject to certain selling limitations on or before August 2024. The lender sold $1,000,000 worth of stock for a net return of $526,257 and invoked the Satisfaction Agreement in October 2023. In December 2023, the Company and lender agreed to enter into a new Convertible Promissory Note in the amount of $473,743 with a maturity of six months after issuance. An interest rate of 12% per annum shall accrue and be paid on maturity. The Note and accrued interest is convertible at $1.24 per share into the Company’s Common Stock.

3.

In November 2021, the Company signed a $40,071 equipment finance agreement with a maturity date 60 months after issuance from a third-party financing company. Payments of principal and interest of $791 are due monthly.

4.

On February 28, 2022, the Company signed a $2,000,000 secured promissory note with a maturity date 48 months after issuance and received in exchange $1,970,000 net of fees. An Interest charge of 17.5% per annum shall accrue, with interest only payments being made for the first six months after which both interest and principal will be due. The Company has right of prepayment subject to certain minimum interest payments being made. The Prepayment Fee shall be (i) equal to 6 months’ interest that would have accrued with regard to the prepaid principal, if prepaid prior to the 2nd anniversary of the date of the Initial Advance or Subsequent Advance, as applicable, and (ii) equal to 3 months’ interest that would have accrued with regard to the prepaid principal, if prepaid on or after the 2nd anniversary and prior to the 3rd anniversary of the date of the Initial Advance or Subsequent Advance, as applicable. Additionally, the Company has the following covenant requirements; maintaining a minimum cash balance of $150,000 in its combined bank accounts as well as entering into a Deposit Account Control Agreement; monthly financial reporting requirements and certifications; obtaining other indebtedness without consent; merge, consolidate or transfer assets; pledge assets as collateral; or guarantee without consent of the Lender. In December 2023 the Company and the secured lender entered into a Forbearance Agreement whereby the Company will be required to provide additional reporting weekly and monthly reporting, pay a forbearance fee of $300,000 which would be applied to outstanding interest and fees, along with other customary requests in exchange for a forbearance and the adjustment of the loan to interest only till July 2024.

5.

In April 2022, the Company signed a $50,000 unsecured promissory note with a maturity date six (6) months after issuance with an interest charge of 14% per annum which shall accrue and be paid on the maturity date. The Company has the right to prepay this note without penalty. At maturity in October 2022, this note was reissued under the same term with a maturity of three (3) months. The promissory note is subordinated to the Company’s senior lender. This note was fully repaid in March 2023.

6.

In April 2022, the Company signed a $300,000 unsecured promissory note with a maturity date six (6) months after issuance with an interest charge of 14% per annum which shall accrue and be paid on the maturity date. The Company has the right to prepay this note without penalty. At maturity in October 2022, this note was reissued under the same terms with a maturity of date of six (6) months.  In March 2023, the term of this note was extended to September 1, 2023.The promissory note is subordinated to the Company’s senior lenders. As part of the Merger the principal of $300,000 along with outstanding interest of $55,693 was converted on August 25, 2023 into 41,104 common shares.

7.

In July 2022, the Company signed a $500,000 unsecured promissory note with a maturity date six (6) months after issuance with an interest charge of 15% per annum. The note is callable by the Holder no earlier than 90 days from issue. The Company has the right to prepay this note without penalty. The Company issued to the Holder a warrant to purchase 175,000 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.25 per share for 87,500 warrants and $0.20 per share for 87,500 warrants. This note was fully repaid in March 2023.

8.

In August 2022, the Company signed two $250,000 unsecured promissory notes with a maturity date six (6) months after issuance with an interest charge of 15% per annum to the same investor in 14 and 9. The notes are callable by the Holder no earlier than 90 days from issue. The Company has the right to prepay this note without penalty. The Company issued to the Holder a warrant to purchase 175,000 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.25 per share for 87,500 warrants and $0.20 per share for 87,500 warrants. In March 2023, the term of these notes were extended to September 1, 2023.The promissory notes are subordinated to the Company’s senior lenders. As part of the Merger these notes with principal balance totalling $500,000 along with outstanding interest of $nil was converted on August 25, 2023 into 57,780 common shares.

9.

In March 2023, the Company entered into a twelve (12) month Convertible Secured Promissory Note (“Note”). The Note is for $2,500,000 with $500,000 paid to the Holder on issuance for net proceeds of $2,000,000. The Note carries and interest of 15% per annum which can be paid in cash or kind and it is convertible either into the Company’s Common Stock after six months from date of issuance at $0.10 per share, or if the business combination between FG Merger Corp. (“FGMC”) and the Company pursuant to the Merger Agreement and Plan of Reorganization by and among FGMC, FG Merger Sub Inc., and the Company dated January 5, 2023, as such agreement may be amended from time to time (the “Business Combination”), occurs then, upon any subsequent conversion of the Note, the holder shall no longer have the right to receive Company common stock upon conversion of the Note, but shall have the right to receive, for each share of Company common stock that would have been issuable upon such conversion immediately prior to the occurrence of the Business Combination, the number of shares of FGMC common stock receivable as a result of such Business Combination by a holder of the number of shares of Company common stock for which the Note is convertible immediately prior to such Business Combination.  As a condition of the Note all existing outstanding Notes maturing before September 1, 2023 had their term extended to September 1, 2023. In addition, all vested option holders and all warrant holders were provided with a cashless purchase option at time of the Business Combination. The Note is superior to all notes in terms of security except of our Senior Secured Note Payable. In May 2023 all warrant holders with down round provisions provided a waiver to the potential down round triggering event on any conversion issuance. As part of the Merger this note with principal balance of $2,500,000 along with outstanding interest of $115,535 was converted on August 25, 2023 into 876,522 common shares.

10.

In June 2023, the Company entered into a twelve (12) month note Convertible Promissory Note (“Note”). The Note is for $77,000 and carries an interest rate of 15% per annum. The principal of the Note is convertible into Common Stock of the Company at a twenty percent discount to the closing price of the Company’s Common Stock on September 1, 2023 or if the business combination between FG Merger Corp. (“FGMC”) and the Company pursuant to the Merger Agreement and Plan of Reorganization by and among FGMC, FG Merger Sub Inc., and the Company dated January 5, 2023, as such agreement may be amended from time to time (the “Business Combination”), occurs then, upon any subsequent conversion of the Note, the holder shall no longer have the right to receive Company common stock upon conversion of the Note, but shall have the right to receive, for each share of Company common stock that would have been issuable upon such conversion immediately prior to the occurrence of the Business Combination, the number of shares of FGMC common stock receivable as a result of such Business Combination by a holder of the number of shares of Company common stock for which the Note is convertible immediately prior to such Business Combination at a twenty percent discount to such exchange ratio. The promissory note is subordinated to the Company’s senior lenders. As part of the Merger the principal of $77,000 along with outstanding interest of $2,074 was converted on August 25, 2023 into 9,138 common shares.

11.

In June 2023, the Company entered into a twelve (12) month note Convertible Promissory Note (“Note”). The Note is for $6,000 and carries an interest rate of 15% per annum. The principal of the Note is convertible into Common Stock of the Company at a twenty percent discount to the closing price of the Company’s Common Stock on September 1, 2023 or if the business combination between FG Merger Corp. (“FGMC”) and the Company pursuant to the Merger Agreement and Plan of Reorganization by and among FGMC, FG Merger Sub Inc., and the Company dated January 5, 2023, as such agreement may be amended from time to time (the “Business Combination”), occurs then, upon any subsequent conversion of the Note, the holder shall no longer have the right to receive Company common stock upon conversion of the Note, but shall have the right to receive, for each share of Company common stock that would have been issuable upon such conversion immediately prior to the occurrence of the Business Combination, the number of shares of FGMC common stock receivable as a result of such Business Combination by a holder of the number of shares of Company common stock for which the Note is convertible immediately prior to such Business Combination at a twenty percent discount to such exchange ratio. The promissory note is subordinated to the Company’s senior lenders. As part of the Merger the principal of $6,000 along with outstanding interest of $162 was converted on August 25, 2023 into 712 common shares.

12.

In July 2023, the Company entered into a twelve (12) month note Convertible Promissory Note (“Note”). The Note is for $40,000 and carries an interest rate of 15% per annum. The principal of the Note is convertible into Common Stock of the Company at a twenty percent discount to the closing price of the Company’s Common Stock on September 1, 2023 or if the business combination between FG Merger Corp. (“FGMC”) and the Company pursuant to the Merger Agreement and Plan of Reorganization by and among FGMC, FG Merger Sub Inc., and the Company dated January 5, 2023, as such agreement may be amended from time to time (the “Business Combination”), occurs then, upon any subsequent conversion of the Note, the holder shall no longer have the right to receive Company common stock upon conversion of the Note, but shall have the right to receive, for each share of Company common stock that would have been issuable upon such conversion immediately prior to the occurrence of the Business Combination, the number of shares of FGMC common stock receivable as a result of such Business Combination by a holder of the number of shares of Company common stock for which the Note is convertible immediately prior to such Business Combination at a twenty percent discount to such exchange ratio. The promissory note is subordinated to the Company’s senior lenders. As part of the Merger the principal of $40,000 along with outstanding interest of $412 was converted on August 25, 2023 into 4,670 common shares.

13.

In September 2023 the Company entered into a sixty-day Promissory Note (“Note”) in the amount of $1,200,000 related to its purchase of the assets of Preferred Dental Development LLC. The Note carries an interest of 12% per annum and is subordinated to the Company’s senior lenders. The principal balance of the note was fully repaid in December 31, 2023 with only the interest portion of $38,609 outstanding as of December 31, 2023. The promissory note is subordinated to the Company’s senior lenders

14.

In October 2023, the Company entered into a promissory note for $350,000. The maturity of the Promissory Note is May 13, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate of $1.85 per share. In conjunction with the Promissory Note, the Company also issued a five-year warrant to purchase 24,500 shares of Company common stock with an exercise price of $2.04. The value of the warrants of 13,498 as determined by a Black-Scholes calculation is separated from the value of the note and expensed equally over the term of the note as a financing fee. On December 28, 2023, the Company entered into a securities purchase agreement with the existing investor, pursuant to which the Company issued the investor a convertible note in principal amount of $100,000. The maturity of the convertible note is December 28, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.31 or $1.57 for the share price of conversion. In December 2023, the Company entered into an amendment with holder of an Amendment to Convertible Promissory Notes issued in October 2023 whereby the holder of the Note agreed that the Note would not be convertible into shares of Company Common Stock unless and until the Company’s shareholders approve such conversion per NASDAQ Listing Rule 5635(d). The Company and the Note holder also entered into amendments to the warrants to purchase common stock issued in connection with the issuance of the Note, pursuant to which the holder of the Warrants agreed that the Warrants would not become exercisable unless and until the Company’s shareholders approve the exercise of the Warrants pursuant to NASDAQ Listing Rule 5635(d). The promissory notes are subordinated to the Company’s senior lender.

15.

In October 2023, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a Convertible Promissory Note in principal amount of $500,000. The maturity of the Convertible Promissory Note is October 31, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.58 or $1.90. In December 2023, the Company entered into a securities purchase agreement with the existing investor, pursuant to which the Company issued the investor a convertible note in principal amount of $500,000. The maturity of the convertible note is December 18, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $2.31 or $2.77 for the share price of conversion. The promissory notes are subordinated to the Company’s senior lender.

16.

In December 2023, the Company entered into a securities purchase agreement pursuant to which the Company issued a convertible note in principal amount of $70,000. The maturity of the convertible note is December 19, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.69 or $2.03 for the share price of conversion. The promissory notes are subordinated to the Company’s senior lender.

17.

In December 2023, the Company entered into a securities purchase agreement pursuant to which the Company issued a convertible note in principal amount of $70,000. The maturity of the convertible note is December 19, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.69 or $2.03 for the share price of conversion. The promissory notes are subordinated to the Company’s senior lender.

18.

In December 2023, the Company issued a subordinated note to a service provider in principal amount of $2,000,000 in exchange for conversion of an account payable in the amount of $2,000,000. The maturity of the subordinated note is December 26, 2024 and carries an interest rate of 15% per annum and is to be paid in interest only installments for three months followed with a ballon payment in month four and then a combination of principal and interest payments for the remaining term. The note is secured by the assets of the Company and is junior to the security interest of the Company’s senior lender. As part of the note payable the Company agreed to purchase investor relation consulting services totaling $200,000 payable in quarterly installments beginning in January 2024.